Other Current Liabilities (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Employees		$ 240	$ 210
Governmental (mainly in respect of royalties)	[1]	67	117
Accrued expenses		83	72
Dividend payable		0	60
Current tax liabilities		48	57
Others		157	192
Other current liabilities		$ 595	$ 708

[1]	See Note 21.